Other Long-Term Liabilities - Weighted Average Assumptions used to Calculate Share-Based Compensation Liability (Details)		12 Months Ended
	Jun. 10, 2024	Dec. 31, 2025 year $ / shares	Dec. 31, 2024 year $ / shares	Dec. 31, 2023 year $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock split conversion ratio	2
Stock options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value		$ 9.73	$ 13.15	$ 17.96
Share price		$ 46.49	$ 44.38	$ 43.41
Expected volatility		25.70%	26.40%	30.90%
Expected dividend yield		5.10%	5.10%	4.60%
Risk free interest rate		2.70%	2.90%	3.60%
Expected forfeiture rate		5.30%	5.20%	5.40%
Expected stock option life | year		3.9	4.1	4.2